Taxation - Income taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cayman Islands
Income taxes
Withholding tax	$ 0
Philippines
Income taxes
Income tax rate (as a percent)	25.00%
Philippines | Philippines Co II
Income taxes
Percentage of exemption from corporate income tax	100.00%
Income tax holiday (in years)	P4Y
Philippines | Philippines Co I and Philippines Co III
Income taxes
Income tax rate (as a percent)	25.00%
VAT tax (as a percent)	12.00%
Philippines | Philippines Co I, Philippines Co II and Philippines Co III
Income taxes
Withholding tax	$ 0			$ 0	$ 0
Withholding tax rate on dividends	25.00%
Singapore
Income taxes
Income tax rate (as a percent)	17.00%
Malaysia
Income taxes
Income tax rate (as a percent)	17.00%
Income tax amount (in shares) | shares	500,000
Income tax amount	$ 113,230
Taxable income (as a percent)	24.00%
First HK$2 million of profits | Hong Kong
Income taxes
Income tax rate (as a percent)		8.25%	8.25%
Profits earned by subsidiaries		$ 2	$ 2
Remaining profits | Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%	16.50%